Commitments and contingencies (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jan. 01, 2022 USD ($)
Commitments and contingencies
Number of demands	3
Increase in performance guarantees	$ 36,803
Registration Rights
Commitments and contingencies
Offering price	50,000
Rehabilitation obligations
Commitments and contingencies
Total value of guarantees	37,415	$ 37,415		$ 0
Increase in performance guarantees	$ 44,031
Number of days to replace guarantees	90 days
Capital expenditure commitments	$ 1,895		$ 0		$ 0